united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Conductor Global Equity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2018

Shares		Value
	COMMON STOCKS - 85.4%
	APPAREL - 2.5%
20,735	Michael Kors Holdings Ltd. *	$1,383,647
10,765	Ralph Lauren Corp.	1,453,060
		2,836,707
	AUTO MANUFACTURERS - 1.0%
142,100	Mitsubishi Motors Corp.	1,086,342

	AUTO PARTS & EQUIPMENT - 1.9%
18,783	Magna International, Inc.	1,144,148
24,900	TS Tech Co. Ltd. *	1,027,809
		2,171,957
	BUILDING MATERIALS - 1.4%
236,500	Anhui Conch Cement Co. Ltd.	1,520,979

	COMMERCIAL SERVICES - 10.1%
28,329	Adtalem Global Education, Inc. *	1,545,347
18,287	Cintas Corp.	3,739,326
62,243	K12, Inc. *	1,018,295
49,000	Transcontinental, Inc.	1,165,061
42,344	Weight Watchers International, Inc. *	3,791,058
		11,259,087
	COMPUTERS - 1.0%
28,845	Teradata Corp. *	1,104,475

	DISTRIBUTION/WHOLESALE - 1.9%
110,100	Itochu Enex Co. Ltd. *	1,071,698
32,600	Kanematsu Electronics Ltd. *	1,068,228
		2,139,926
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
124,268	Plus500 Ltd.	3,019,463

	ELECTRIC - 0.8%
21,534,000	Unipro PJSC *	931,349

	ELECTRONICS - 2.0%
67,000	Japan Aviation Electronics Industry Ltd.	1,159,017
59,900	Nitto Kogyo Corp. *	1,030,022
		2,189,039
	ENGINEERING & CONSTRUCTION - 4.7%
133,100	Hazama Ando Corp.	1,057,324
36,200	Kumagai Gumi Co. Ltd.	1,267,808
54,600	Toshiba Plant Systems & Services Corp. *	1,208,610
121,794	WorleyParsons Ltd.	1,661,854
		5,195,596
	ENTERTAINMENT - 1.1%
32,100	Sankyo Co. Ltd.	1,264,968

	FOOD - 1.0%
45,900	Arcs Co. Ltd. *	1,149,226

	HEALTHCARE-SERVICES - 1.8%
7,773	UnitedHealth Group, Inc.	1,968,279

	HOME FURNISHINGS - 0.9%
130,852	Nobia AB *	983,491

	IRON/STEEL - 2.1%
1,464,000	China Oriental Group Co. Ltd.	1,273,300
120,900	Tokyo Steel Manufacturing Co. Ltd.	1,037,238
		2,310,538
	LODGING - 1.0%
105,942	Crown Resorts Ltd.	1,063,962

	MINING - 3.9%
671,500	Alrosa PJSC	1,045,615
147,280	Iluka Resources Ltd.	1,255,275
1,108,450	Resolute Mining Ltd. *	1,050,752
190,737	Sandfire Resources NL	1,047,769
		4,399,411
	MISCELLANAEOUS MANUFACTURING - 1.9%
91,000	Mitsuboshi Belting Ltd. *	1,126,008
19,330	Sturm Ruger & Co. Ltd. ^	1,047,686
		2,173,694
	OIL & GAS - 4.0%
89,479	CVR Refining LP	2,040,121
33,140	Qatar Fuel QSC	1,327,950
469,776	Saras SpA *	1,124,749
		4,492,820
	OIL & GAS SERVICES - 7.3%
185,471	Aker Solutions ASA *	1,268,524
20,682	Dril-Quip, Inc. *	1,066,157
151,102	Frank's International NV	1,273,790
47,537	Oceaneering International, Inc.	1,300,612
34,082	Oil States International, Inc. *	1,189,462
1,002,000	Sinopec Engineering Group Co. Ltd.	1,020,828
72,616	Subsea 7 SA	1,051,561
		8,170,934
	PACKAGING & CONTAINERS - 0.9%
504	Vetropack Holding AG *	1,031,434

	REAL ESTATE - 1.0%
55,900	Daikyo, Inc. *	1,120,754

	REAL ESTATE INVESTMENT TRUST - 1.1%
119,000	Link REIT	1,180,730

	RETAIL - 17.3%
73,418	Abercombrie & Fitch Co.	1,739,272
68,596	American Eagle Outfitters, Inc.	1,727,247
26,339	Brinker International, Inc. ^	1,242,411
33,260	Dick's Sporting Goods, Inc.	1,135,496
15,987	Dillard's, Inc. ^	1,283,277
48,682	DSW, Inc.	1,335,834
19,540	Foot Locker, Inc.	953,747
28,810	Genesco, Inc. *	1,172,567
1,744,000	Giordano International Ltd.	990,594
21,894	Kohl's Corp.	1,617,310
266,758	Restaurant Group PLC	926,437
18,512	Signet Jewelers Ltd.	1,068,883
195,250	Sports Direct International PLC *	1,058,951
16,276	Target Corp.	1,313,148
38,857	Urban Outfitters, Inc. *	1,725,251
		19,290,425
	SEMICONDUCTORS - 3.7%
68,736	DB HiTek Co. Ltd. *	1,034,901
59,010	Marvell Technology Group Ltd.	1,257,503
23,166	SK Hynix, Inc. *	1,790,510
		4,082,914
	TELECOMMUNICATIONS - 3.1%
13,667	InterDigital, Inc.	1,126,844
41,500	KDDI Corp.	1,155,230
43,800	NTT Docomo, Inc.	1,127,628
		3,409,702
	TRANSPORTATION - 2.3%
31,590	ArcBest Corp.	1,470,515
22,983	Oesterreichische Post AG	1,088,631
		2,559,146
	TRUCKING & LEASING - 1.0%
20,000	Greenbrier Cos., Inc. (The)	1,133,000

	TOTAL COMMON STOCKS (Cost - $77,621,980)	95,240,348

	EXCHANGE TRADED FUND - 9.5%
	EQUITY FUND - 9.5%
158,826	iShares Global Financials ETF (Cost - $10,429,324)	10,654,048

	SHORT-TERM INVESTMENTS - 8.1%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.3%
3,668,901	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.83% +	3,668,901

	MONEY MARKET FUND - 4.8%
5,345,128	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio - Institutional Class, 2.10% +	5,345,128

	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,014,029)	9,014,029

	TOTAL INVESTMENTS - 103.0% (Cost - $97,065,333)	$114,908,425
	OTHER ASSETS AND LIABILITIES - NET - (3.0)%	(3,321,453)
	TOTAL NET ASSETS - 100.0%	$111,586,972

* Non-income producing security.
^ All or a portion of the security is on loan. Total loaned securities had a value of $3,562,924 at July 31, 2018.
+ Money market fund; interest rate reflects seven day effective yield on July 31, 2018.

The following is a summary of significant accounting policies followed by the Fund and is in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.
Security Valuation - Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities in which the Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV. However, the Fund may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. The Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

Valuation of Underlying Funds -The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2018 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$49,509,794	$45,730,554	$ -	$95,240,348
Exchange Traded Fund	10,654,048	-	-	10,654,048
Short-Term Investments	9,014,029	-	-	9,014,029
Total	$69,177,871	$45,730,554	$ -	$114,908,425

There were no transfers into or out of any level during the current period presented. It is the Fund's policy to record transfers between any level at the end of the period.
The Fund did not hold any Level 3 securities during the period.
* Refer to the Schedule of Investments for industry classifications.

Foreign Currency Translations – The accounting records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Concentration of Risk - Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Aggregate Unrealized Appreciation & Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$97,403,188	$19,610,635	$(2,105,398)	$17,505,237

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 9/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 9/28/18

By

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date 9/28/18